Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2035 Portfolio	Sep. 22, 2023
VIP Freedom 2035 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.69%)
Past 5 years	5.38%
Past 10 years	8.39%
VIP Freedom 2035 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.75%)
Past 5 years	5.28%
Past 10 years	8.28%
VIP Freedom 2035 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(17.89%)
Past 5 years	5.12%
Past 10 years	8.11%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWFX
Average Annual Return:
Past 1 year	(17.44%)
Past 5 years	4.95%
Past 10 years	8.29%